Share-Based Compensation - 2011 Share Award Scheme (Detail) - Restricted Stock [Member] - 2011 Share Award Scheme - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	7,007,672
Granted	484,000
Vested	(3,128,262)
Forfeited	(916,910)
Unvested at end of year	3,446,500	7,007,672
Unvested at beginning of year	$ 1.30
Granted (in dollars per share)	0.91	$ 1.61
Vested (in dollars per share)	1.23
Forfeited (in dollars per share)	1.23
Unvested at end of year	$ 1.32	$ 1.30